Investment Objectives and Goals	Jun. 25, 2026
SoFi Select 500 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Select 500 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Select 500 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “Index”).
SoFi Social 50 ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Social 50 ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Social 50 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the SoFi Social 50 Index (the “Index”).
SoFi Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	SoFi Enhanced Yield ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SoFi Enhanced Yield ETF (the “Fund”) seeks current income.